Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	SA Rand
Figures in million	2024	2023
Financial liabilities
Trade payables	1 138	1 205
Lease liability – current[1]	260	216
Other liabilities	566	601
Non-financial liabilities
Payroll accruals	968	888
Leave liabilities (a)	848	794
Shaft-related liabilities[2]	1 367	1 016
Other accruals	116	173
Value added tax	214	176
Income and mining tax[3]	152	169
Total trade and other payables	5 629	5 238
[1]Refer to note 26 for an analysis of the lease liability.
[2]The increase in certain cost categories contributed to the change year on year – refer to note 5.
[3]Refer to note 11 for further detail on the movement.

(a)    Employee entitlements to annual leave are recognised on an ongoing basis. An accrual is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date. The movement in the liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2024	2023
Balance at beginning of year	794	770
Benefits paid	(838)	(803)
Total expense per income statement	907	807
Translation (gain)/loss	(15)	20
Balance at end of year	848	794